Investment Objectives and Goals	Sep. 30, 2025
AXS Adaptive Plus Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — AXS ADAPTIVE PLUS FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the AXS Adaptive Plus Fund (the “Fund”) is to seek capital appreciation in rising and falling U.S. equity markets.
AXS Dynamic Opportunity Fund
Prospectus [Line Items]
Risk/Return [Heading]	AXS DYNAMIC OPPORTUNITY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the AXS Dynamic Opportunity Fund (the “Fund”) is to seek long-term capital appreciation with a short-term focus on capital preservation.
AXS Income Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — AXS INCOME OPPORTUNITIES FUND
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The AXS Income Opportunities Fund (the “Fund”) seeks to maximize current income with potential for modest growth of capital.
AXS Tactical Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — AXS TACTICAL INCOME FUND
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The investment objectives of the AXS Tactical Income Fund (the “Fund”) is to seek to generate income,
Objective, Secondary [Text Block]	with capital preservation as a secondary objective.
AXS FTSE Venture Capital Return Tracker Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — AXS FTSE VENTURE CAPITAL RETURN TRACKER FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the AXS FTSE Venture Capital Return Tracker Fund (the “Fund”) is to provide investment results that, before fees and expenses, correspond generally to the price performance of a specific benchmark designed to track the aggregate performance of U.S. venture capital-backed companies. The Fund’s current benchmark is the FTSE Venture Capital Index (the “Underlying Index”).